SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 9,754	$ 9,754
2024	9,754	9,754
2025	9,754	9,754
2026	9,754	9,754
2026		9,754
Thereafter	27,185	27,185
Total Intangible Assets, net of amortization	71,078	$ 75,955	$ 69,488
2022 (remaining)	$ 4,877